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        Supplement Dated August 15, 2001 to Prospectus Dated May 1, 20010

                                      FOR
                      ENSEMBLE II VARIABLE LIFE INSURANCE

                       ISSUED BY: JPF SEPARATE ACCOUNT B
                                       OF
                 JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
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This supplement updates certain information contained in the prospectus and, to the extent inconsistent, it supersedes it. Retain it with your prospectus for future reference. You may obtain additional copies of the prospectus, free of charge, by writing or calling Jefferson Pilot LifeAmerica Insurance Company ("JP LifeAmerica") at the address or telephone number set forth below.

Effective September 5, 2001, you may allocate your premium payments to six new Divisions of Separate Account B. Each Division will invest exclusively in one of the following Portfolios: the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio and the Small-Cap Value Portfolio of the Jefferson Pilot Variable Fund, Inc., the American Century VP International Fund of the American Century Variable Portfolios, Inc., the Ayco Large Cap Growth Fund I of the Ayco Series Trust and the Total Return Bond Portfolio of the PIMCO. Prospectuses for the American Century VP International Fund, the Ayco Large Cap Growth Fund I and the Total Return Bond Portfolio are attached hereto and incorporated herewith.

Also effective September 5, 2001, you may only allocate your premium payments to the Oppenheimer Bond Fund/VA and the Oppenheimer Strategic Bond Fund/VA if your policy was placed prior to August 1, 2001 and you provided us with written instructions to do so.

The following paragraph should be added in the second column on Page 1 of the prospectus after the lines which read "Templeton International Securities Fund:" Class 1:

   "We will continue to allocate your premium payments to the Divisions that invest in the Oppenheimer Bond Fund/VA and the Oppenheimer Strategic Bond Fund/VA only if you provided us with written allocation instructions dated prior to August 1, 2001 directing us to do so."

The first sentence in the paragraph entitled "Divisions" on Page 5 of the prospectus should be amended to read as follows:

   "The Policy presently offers twenty-three Divisions but may add or delete Divisions."

The following information is added to the section entitled "CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS" on Page 8 of the prospectus:

   For the JPVF Mid-Cap Growth Portfolio, the Management Fees (After Expense Reimbursement) is 0.90%, the Other Expenses (After Expense Reimbursement) is 0.14% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 1.04%;

   For the JPVF Mid-Cap Value Portfolio, the Management Fees (After Expense Reimbursement) is 1.05%, the Other Expenses (After Expense Reimbursement) is 0.14% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 1.19%;

   For the JPVF Small-Cap Value Portfolio, the Management Fees (After Expense Reimbursement) is 1.30%, the Other Expenses (After Expense Reimbursement) is 0.14% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 1.44%;

   For the American Century VP International Fund, the Management Fees (After Expense Reimbursement) is 1.23%, the Other Expenses (After Expense Reimbursement) is 0.00% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 1.23%;

   For the Ayco Large Cap Growth Fund I, the Management Fees (After Expense Reimbursement) is 0.80%, the Other Expenses (After Expense Reimbursement) is 0.20% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 1.00%;
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   For the PIMCO Total Return Bond Portfolio, the Management Fees (After
   Expense Reimbursement) is 0.40%, the Other Expenses (After Expense Reimbursement) is 0.25% and the Total Portfolio Annual Expenses (After Expense Reimbursement) is 0.65%.

The following information is added to the section entitled "EQUITY PORTFOLIO CHOICES" on pages 10 and 11 of the prospectus:

   For the JPVF Mid-Cap Growth Portfolio, the investment objective is: Seeks capital appreciation; the investment manager is Turner Investment Partners, Inc.

   For the JPVF Mid-Cap Value Portfolio, the investment objective is: Seeks capital appreciation; the investment manager is Wellington Management Company.

   For the JPVF Small-Cap Value Portfolio, the investment objective is: Seeks long-terms capital appreciation by investing primarily in securities of small-cap companies; the investment manager is Dalton, Greiner, Hartman, Maher & Co.

   For the American Century VP International Fund, the investment objective is: Seeks capital growth; the investment manager is American Century.

   For the Ayco Large Cap Growth Fund II, the investment objective is: Seeks long-term growth of capital; the investment manager is Ayco.

The following information is added to the section entitled "FIXED-INCOME PORTFOLIO CHOICES" on page 12 of the prospectus:

   For the PIMCO Total Return Bond Portfolio, the investment objective is:
   Seeks maximum total return, consistent with preservation of capital and prudent investment management; the investment manager is PIMCO.

The following information is added to the section entitled "AUTOMATED TRANSFERS (DOLLAR COST AVERAGING AND PORTFOLIO REBALANCING)" after the last paragraph on page 16 of the prospectus:

   "We will continue to make automated transfers under the Dollar Cost Averaging or Portfolio Rebalancing programs to the divisions that invest in the Oppenheimer Bond Fund/VA and the Oppenheimer Strategic Bond Fund/VA if you provided us with written instructions to do so and your Policy was placed prior to August 1, 2001."

                 JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
                               ONE GRANITE PLACE
                          CONCORD, NEW HAMPSHIRE 03301
                                 (800) 453-8588

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